OPERATING LEASE RIGHT-OF-USE (“ROU”) ASSETS AND OPERATING LEASE LIABILITIES (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Jul. 31, 2019	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
[custom:LossOnLeaseAbandonment]				$ 1,223,628
Operating Lease, Expense				599,820	651,806
Sublease Income				$ 194,823	376,750
Minimum [Member]
Lease liability, discount rate				10.00%
Maximum [Member]
Lease liability, discount rate				12.00%
Cougar Express [Member]
Lease Expiration Date				Dec. 31, 2021
[custom:PercetangeOfRentPaid]				200.00%
Creditors [Member]
[custom:RemainingOperatingLeaseLiabilitiesRightOfUseAsset-0]					$ 1,445,274
Remediation Property for Sale, Abandonment or Disposal [Member]
[custom:RemainingOperatingLeaseLiabilities-0]				$ 1,483,460
Lease Agreement [Member]
Operating lease, expiration period	2024-02		2023-12
Operating lease, monthly rent	$ 10,000
Payments for security deposit	$ 20,000	$ 28,000
Operating lease, renewal term	4 years 6 months
Lease Agreement [Member] | From Lease Commencement Date to Last Day of Second Lease Year [Member]
Operating lease, monthly rent			$ 14,000
Lease Agreement [Member] | Twenty Fifth Month Of Commencement Date [Member]
Operating lease, monthly rent	$ 10,500		$ 14,420
Lease Agreement One [Member]
Operating lease, expiration period	2024-08
Operating lease, monthly rent	$ 18,000
Payments for security deposit						$ 18,000
Operating lease, renewal term	5 years
Lease Agreement One [Member] | Twenty Fifth Month Of Commencement Date [Member]
Lease description	increase by 3% each lease year